Nature of Business and Basis of Presentation - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Description of Organization and Business Operations Details [Line Items]
Business combination exchange ratio			0.32025
Net loss	$ 30,965	$ 22,799	$ 113,946	$ 136,065
Unrestricted cash and cash equivalents	$ 24,500		$ 15,600